Income Taxes - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Tax Contingency [Line Items]
Valuation allowance, net change, increase (decrease), including offset to additional-paid-in capital		$ 3,800
Operating loss carryforwards, net	$ 32,800	80,300
Valuation allowance, net change, increase (decrease)	$ 600	23,900
Valuation allowance, net change, increase (decrease), offset to additional-paid-in capital		(11,800)
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Valuation allowance, net change, increase (decrease), including offset to additional-paid-in capital		700
Domestic Tax Authority
Income Tax Contingency [Line Items]
Valuation allowance, net change, increase (decrease), including offset to additional-paid-in capital		$ 3,100